Initial Public Offering (Details) - Schedule of ordinary shares reflected on the balance sheet - CIK 0001853314 Gesher I Acquisition Corp - USD ($)		3 Months Ended	11 Months Ended	12 Months Ended
	Oct. 21, 2021	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2022
Gross proceeds from IPO	$ 115,000,000			$ 115,000,000
Proceeds allocated to Public Warrants	(8,165,000)			(8,165,000)
Ordinary shares issuance costs	(10,037,915)			(10,037,915)
Accretion of carrying value to redemption value	19,352,915	$ 978,382	$ 673,042	20,025,957
Ordinary shares subject to possible redemption,		116,823,042	116,150,000
Plus:
Ordinary shares subject to possible redemption	$ 116,150,000	$ 117,801,424	$ 116,823,042	$ 116,823,042